Equity dividends (Details) € / shares in Units, € in Millions	12 Months Ended
	Mar. 31, 2018 EUR (€) € / shares	Mar. 31, 2017 EUR (€) € / shares	Mar. 31, 2016 £ / shares	Mar. 31, 2016 EUR (€)	Mar. 31, 2015 £ / shares
Declared during the financial year:
Final dividend for the year ended 31 March 2017: 10.03 eurocents per share (2016: 7.77 pence per share, 2015: 7.62 pence per share)	€ 2,670	€ 2,447		€ 2,852
Interim dividend for the year ended 31 March 2018: 4.84 eurocents per share (2017: 4.74 eurocents per share, 2016: 3.68 pence per share)	1,291	1,262		1,381
Total dividends declared	3,961	3,709		4,233
Proposed after the end of the year and not recognised as a liability:
Final dividend for the year ended 31 March 2018: 10.23 eurocents per share (2017: 10.03 eurocents per share, 2016: 7.77 pence per share)	€ 2,729	€ 2,670		€ 2,447
Declared during the financial year (per share)
Final dividend (per share) | (per share)		€ 10.03	£ 7.77		£ 7.62
Interim dividend (per share) | (per share)	€ 4.84	4.74	3.68
Proposed after the end of the reporting period and not recognised as a liability (per share)
Final dividend (per share) | (per share)	€ 10.23	€ 10.03	£ 7.77